Income Taxes	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Income Taxes [Abstract]
Income taxes
26	Income taxes

The components of loss before income taxes consist of the following:

	Three months ended December 31,		Nine months ended December 31,
(In USD)	2023	2022	2023	2022

Domestic	$(19,809,584)	$(2,551,738)	$(11,367,084)	$(3,944,747)
Foreign	5,384,145	(6,160,962)	(15,390,894)	(28,229,173)
Income/(Loss) before income taxes	$14,425,439	$(8,712,700)	$(26,757,978)	$(32,173,920)

The Company has computed income tax expense/(benefit) for the three months and nine months ended December 31, 2023 and December 31, 2022 by using a forecasted annual effective tax rate and adjust for any discrete items arising during the period. The Company has recorded $NIL tax expense for all of the periods. Our effective tax rate was 0.00%, 0.00%, 0.00% and 0.00% for the three months and nine months ended December 31, 2023 and 2022, respectively. The effective tax rate differs from the statutory tax rate of 21% for the three months and nine months ended December 31, 2023 and 2022, due to changes in valuation allowance on the deferred tax assets.

The Company files tax returns in the U.S. federal, various state, and foreign jurisdictions. In the normal course of business, the Company is subject to examination by tax authorities. Our major tax jurisdiction is in India. The Indian tax authority is currently examining our 2016 through 2022 tax returns.

As at December 31, 2023, tax returns for years ended March 31, 2020 and onward remain subject to examination by tax authorities in India. There are other ongoing audits in various other jurisdictions that are not material to our financial statements.

The	Company has received various orders from Indian tax authorities, for details refer note 34.

25	Income taxes

The components of loss before income taxes consist of the following:

(In USD) Year ended	March 31, 2023	March 31, 2022
Domestic	$(28,261,210)	$(2,177,073)
Foreign	(33,770,866)	(28,868,079)
Loss before income taxes	$(62,032,076)	$(31,045,152)

The components of the provision for income taxes were as follows:

(In USD) Year ended	March 31, 2023	March 31, 2022
Current Taxes
U.S. federal	$—	$—
U.S. state and local	—	—
Foreign	—	—
Current taxes	$—	$—
Deferred Taxes
U.S. federal	$—	$—
U.S. state and local	—	—
Foreign	—	—
Deferred Taxes	$—	$—
Provision for income taxes	$—	$—

The following is a reconciliation of the statutory federal income tax rate to our effective tax rate

	March 31, 2023	March 31, 2022
Accounting profit/(loss) before tax	$(62,032,076)	$(31,045,152)
Tax using the Company’s domestic tax rate	(13,026,736)	(6,519,482)
Federal statutory income tax rate	21%	21%
Tax impact of :
Valuation allowance	-22%	-20%
Difference in tax rates	-2%	-1%
Permanent Differences
– Fair valuation of Warrants /convertible notes	3%	0%
Effective tax rate	0%	0%
Current Tax expense	—	—
Deferred Tax expense	—	—
Income tax expense reported in the Statement of profit and loss/Effective Tax Rate	—	—

The Company has unused tax losses amounting to $6,692,473 and $9,127,777 as at March 31, 2023 and March 31, 2022. $5,877,347 can be carried forward indefinitely, whereas $64,347 can be carried forward upto 2033; $294,720 upto 2034; $220,520 upto 2035; $115,253 upto 2036 and $120,286 upto 2037.

The Company’s operations are primarily based out of Indian jurisdiction. There are unused tax losses amounting to $126,274,947 and $91,346,996 as at March 31, 2023 and March 31, 2022, respectively in the Indian subsidiary. The tax benefit for these losses, if not utilized, will expire on various dates starting from financial year 2024 to 2031. Additionally, net operating losses amounting to $39,079,569 (March 31, 2022: $40,336,839) is available for set-off against future income without any expiration date. Under the Indian jurisdiction, a period of eight financial years remain open to assessment by tax authorities.

The Company has created valuation allowance on the deferred tax asset resulting from such losses due to Company’s history of past losses and lack of conclusive evidence to support the view that sufficient taxable profit will be generated in the future by the Company to offset such losses.

The Company files tax returns in the U.S. federal, various state, and foreign jurisdictions. In the normal course of business, the Company is subject to examination by tax authorities. Our major tax jurisdiction is in India. The Indian tax authority is currently examining our 2016 through 2022 tax returns.

As at March 31, 2023, tax returns for years ended March 31, 2020 and onward remain subject to examination by tax authorities in India. There are other ongoing audits in various other jurisdictions that are not material to our financial statements.

The Company received an order for fiscal year 2015-16 in relation to non deduction of tax deducted at source withholding taxes on certain payments to resident payees/service providers amounting to $130,966 (March 31, 2022: $141,686) including interest of $46,472 (March 31, 2022: $50,276). Penalty of $130,966 has been claimed but the proceedings are kept under abeyance until the above order is disposed off.

The Company has received an order for disallowance of lease payment, interest and prior period expense for the fiscal year 2015 – 16 amounting to $1,176,524 (March 31, 2022: $1,272,820) and for fiscal year 2017 – 18 amounting to $2,154,971 (March 31, 2022: $2,331,352) for disallowance of lease payment and PF contribution.

The Company has filed appeals against the above orders before higher authority.

The Company has not recognized any uncertain tax position for the year ended March 31, 2023 and March 31, 2022, respectively. The Company believes these orders are unlikely to be sustained at the higher appellate authorities.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s deferred income tax assets and liabilities as of March 31, 2023 and 2022 consisted of the following

Year ended	March 31, 2023	March 31, 2022
Deferred tax assets:
Net operating loss carryforwards	35,315,394	26,198,432
Depreciation on property plant and equipment and intangible assets	—	508,801
Lease liability	431,669	124,683
Others	—	165,230
Total deferred tax assets	35,747,063	26,997,146
Less: Valuation allowance	(34,877,803)	(26,882,929)
Deferred tax assets, net of valuation allowance	$869,260	$114,217

Year ended	March 31, 2023	March 31, 2022
Deferred tax liabilities:
Right of use assets	(440,418)	(114,217)
Depreciation on property plant and equipment and intangible assets	(342,678)	—
Others	(86,164)	—
Total deferred tax liabilities	(869,260)	(114,217)
Net deferred tax assets	$—	$—

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended March 31, 2023, the change in the valuation allowance was $7,994,874.

The Company has received various orders from Indian tax authorities, for details refer note 33.